Fair value measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	$ 0	$ 0	$ (7,616)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	2,405
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0	0	0
Mortgage Servicing Rights Member
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value Measurements, Sensitivity Analysis, Description	The significant unobservable inputs used in the fair value measurement of the Corporation’s mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement.
Fair Value Measurements, Valuation Processes, Description	The Corporation’s Corporate Comptroller’s unit is responsible for determining the fair value of MSRs, which is based on discounted cash flow methods based on assumptions developed by an external service provider, except for prepayment speeds, which are adjusted internally for the local market based on historical experience. The Corporation’s Corporate Treasury unit validates the economic assumptions developed by the external service provider on a quarterly basis. In addition, an analytical review of prepayment speeds is performed quarterly by the Corporate Comptroller’s unit. Significant variances in prepayment speeds are investigated by the Corporate Treasury unit. The Corporation’s MSR Committee analyzes changes in fair value measurements of MSRs and approves the valuation assumptions at each reporting period. Changes in valuation assumptions must also be approved by the MSR Committee. The fair value of MSRs are compared with those of the external service provider on a quarterly basis in order to validate if the fair values are within the materiality thresholds established by management to monitor and investigate material deviations. Back-testing is performed to compare projected cash flows with actual historical data to ascertain the reasonability of the projected net cash flow results.
Collateralized Mortgage Backed Securities [Member] | Trading Account Assets[Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value on a recurring basis, transfers out of Level 3	0	0	(7,616)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 0	$ 0	$ 2,405
Fair Value Measurements, Sensitivity Analysis, Description	The significant unobservable inputs used in the fair value measurement of the Corporation’s collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield
Fair Value Measurements, Valuation Processes, Description	These particular financial instruments are valued internally by the Corporation’s investment banking and broker-dealer unit utilizing internal valuation techniques. The unobservable inputs incorporated into the internal discounted cash flow models used to derive the fair value of collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are reviewed by the Corporation’s Corporate Treasury unit on a quarterly basis. In the case of Level 3 financial instruments which fair value is based on broker quotes, the Corporation’s Corporate Treasury unit reviews the inputs used by the broker-dealers for reasonableness utilizing information available from other published sources and validates that the fair value measurements were developed in accordance with ASC Topic 820. The Corporate Treasury unit also substantiates the inputs used by validating the prices with other broker-dealers, whenever possible.